PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011

Advances to suppliers	6,115	10,617
Advances to employees	2,687	2,678
Tender and other utility deposit	948	758
Reimbursable follow-on offering costs	836	-
Prepaid rental	301	353
Interest receivable	-	335
Tax refund	-	435
Others	533	581

	11,420	15,757

As of December 31, 2010 and 2011, tender and other utility deposit mainly consisted of deposit which was made as part of the bidding process on projects.

Reimbursable follow-on offering costs represent costs incurred for the follow-on offering completed in December 2010 which was reimbursed by selling shareholders in 2011.